Restricted Cash and Short Term Deposits (Tables)	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2021	December 31, 2020
Restricted cash in relation to the Hilli (1)	60,721	77,212
Restricted cash and short-term deposits held by lessor VIEs (note 10)	51,228	36,875
Restricted cash in relation to the LNG Croatia (2)	11,329	—
Restricted cash relating to interest rate swaps (note 18)	3,140	8,864
Restricted cash relating to the $1.125 billion debt facility	2,551	2,615
Restricted cash related to Hygo performance guarantee(3)	1,500	—
Restricted cash relating to office lease	799	868
Restricted cash relating to disposal of LNG Croatia	—	36,747
Total restricted cash and short-term deposits	131,268	163,181
Less: Amounts included in current restricted cash and short-term deposits	(58,421)	(100,361)
Long-term restricted cash	72,847	62,820

(1) In November 2015, in connection with the issuance of a $400 million letter of credit ("LC") by a financial institution to our project partner involved in the Hilli, we posted an initial cash collateral of $305.0 million to support the performance guarantee. Under the provisions of the $400 million LC, the terms allow for a stepped reduction in the value of the guarantee over time and thus, a concurrent reduction in the cash collateral requirements. In May 2021, following the production of 3.6 million tonnes of LNG, the LC was reduced to $100.0 million and the cash collateral to $60.7 million.

(2) In connection with Operation & Maintenance ("O&M") Agreement that we entered with LNG Hrvatska d.o.o. to operate and maintain the FSRU, LNG Croatia, we are required to hold a performance guarantee of $11.3 million, which will remain restricted throughout the 10 year O&M Agreement term.

(3) In connection with the disposal of Hygo, we provided a $1.5 million performance guarantee to the senior lenders of CELSE to enable the lenders to waive their consent to a change of control and extend the technical completion date. The guarantee expires in January 2022.